FINANCING AND FINANCIAL INSTRUMENTS - Gross Debt - Carrying Value and Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Long-term debt
Disclosure of financial liabilities [line items]
Carrying Amount	$ 10,633	$ 7,513
Estimated Fair Value	10,313	8,121
Short-term debt
Disclosure of financial liabilities [line items]
Carrying Amount	1,017	888
Estimated Fair Value	1,017	888
Fixed interest rate | Long-term debt
Disclosure of financial liabilities [line items]
Carrying Amount	9,214	7,011
Estimated Fair Value	8,963	7,641
Floating interest rate | Long-term debt
Disclosure of financial liabilities [line items]
Carrying Amount	1,419	502
Estimated Fair Value	1,350	480
Level 1 | Long-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value	7,783	6,380
Level 1 | Short-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value	0	0
Level 1 | Fixed interest rate | Long-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value	7,783	6,380
Level 1 | Floating interest rate | Long-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value	0	0
Level 2 | Long-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value	2,530	1,741
Level 2 | Short-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value	1,017	888
Level 2 | Fixed interest rate | Long-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value	1,180	1,261
Level 2 | Floating interest rate | Long-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value	1,350	480
Level 3 | Long-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value	0	0
Level 3 | Short-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value	0	0
Level 3 | Fixed interest rate | Long-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value	0	0
Level 3 | Floating interest rate | Long-term debt
Disclosure of financial liabilities [line items]
Estimated Fair Value	$ 0	$ 0